Other Non-Current Liabilities - Schedule of Other Non-Current Liabilities (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Other Non-Current Liabilities [Abstract]
Tenant deposit	$ 243,314	$ 237,472